Restatement of Previously Issued Financial Statements (Q3)	9 Months Ended
Sep. 30, 2021
Revision Of Previously Issued Financial Statements [Abstract]
Restatement of Previously Issued Financial Statements
Note 2 — Restatement of Previously Issued Financial Statements
In the Company’s previously issued financial statements, a portion of the public shares were classified as permanent equity to maintain shareholders’ equity greater than $5,000,000 on the basis that the Company will consummate its initial business combination only if the Company has net tangible assets of at least $5,000,001. Thus, the Company had historically classified a portion of the public shares in permanent equity.
In connection with the preparation of the Company’s financial statements as of September 30, 2021, and, in light of certain comment letters issued by the Securities & Exchange Commission (“SEC”) to several special purpose acquisition companies, management reevaluated the Company’s application of ASC 480-10-S99 to its accounting classification of public shares. Upon reevaluation, management determined that the public shares include certain provisions that require classification of the public shares as temporary equity, regardless of the minimum net tangible asset required by the Company to complete its initial business combination.
In accordance with SEC Staff Accounting Bulletin No. 99, “Materiality,” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year
Financial Statements,” the Company evaluated the changes and has determined that the related impacts were material to any previously presented financial statements. Therefore, the Company, in consultation with its Audit Committee, concluded that its previously issued financial statements impacted should be restated to report all public shares as temporary equity. As such, the Company is restating those periods in this Quarterly Report.
Impact of the Restatement
The impact to the balance sheet and income statement as of March 31, 2021 and the balance sheet and income statement as of June 30, 2021 is presented below:
	As Previously Reported	Adjustment	As Restated
Balance Sheet as of March 31, 2021
Class A ordinary shares subject to possible redemption	$298,434,690	$46,565,310	$345,000,000
Class A ordinary shares, $0.0001 par value	466	(466)
Class B ordinary shares, $0.0001 par value	863		863
Additional Paid-in Capital	6,193,583	(6,193,583)
Accumulated Deficit	(1,194,908)	(40,371,261)	(41,566,169)
Total Shareholder’s Equity (Deficit)	$ 5,000,004	$(46,565,310)	$ (41,565,306)
Number of shares subject to redemption	29,843,469	4,656,531	34,500,000
Income Statement as of March 31, 2021
Net loss	$ (1,183,957)	$	$ (1,183,957)
Weighted average Redeemable Class A ordinary shares	29,885,095	(24,845,769)	5,039,326
Basic and diluted net loss per share, redeemable Class A ordinary shares	0.00	$ (0.10)	$ (0.10)
Weighted average non-redeemable Class B ordinary shares	9,342,874	(2,703,829)	6,639,045
Basic and diluted net loss per share, non-redeemable Class B ordinary shares	(0.13)	$ 0.03	$ (0.10)
Balance Sheet as of June 30, 2021
Class A ordinary shares subject to possible redemption	$296,883,180	$48,116,820	$345,000,000
Class A ordinary shares, $0.0001 par value	482	(482)
Class B ordinary shares, $0.0001 par value	863		863
Additional Paid-in Capital	7,745,077	(7,745,077)
Accumulated Deficit	(2,746,416)	(40,371,262)	(43,117,678)
Total Shareholder’s Equity (Deficit)	$ 5,000,006	$(48,116,821)	$ (43,116,815)
Number of shares subject to redemption	29,688,318	4,811,682	34,500,000
Income Statement as of June 30, 2021
Three Months
Net loss	$ (1,551,508)	$	$ (1,551,508)
Weighted average Redeemable Class A ordinary shares	29,483,469	4,656,531	34,500,000
Basic and diluted net loss per share, redeemable Class A ordinary shares	$ 0.00	(0.04)	(0.04)
Weighted average non-redeemable Class B ordinary shares	13,281,531	(4,656,531)	8,625,000
Basic and diluted net loss per share, non-redeemable Class B ordinary shares	(0.12)	0.08	(0.04)
Six Months
Net loss	$ (2,735,465)	$	$ (2,735,465)
Weighted average Redeemable Class A ordinary shares	29,849,073	(9,915,740)	19,933,333
Basic and diluted net loss per share, redeemable Class A ordinary shares	0.00	(0.10)	(0.10)
Weighted average non-redeemable Class B ordinary shares	11,322,835	(3,679,779)	7,643,056
Basic and diluted net loss per share, non-redeemable Class B ordinary shares	(0.24)	0.14	(0.10)